LEASES (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Leases [Abstract]
Weighted average remaining lease term	3 years
Weighted average discount rate	6.08%
Lease expiration period	10 years
Estimated total future lease obligation	$ 18,700